Statutory Requirements	12 Months Ended
Dec. 31, 2020
Statutory Requirements [Abstract]
Statutory Requirements
24. Statutory requirements
Under the Bermuda Insurance Act 1978, as amended, and related regulations, Third Point Re BDA and Third Point Re USA are subject to capital requirements calculated using the Bermuda Solvency and Capital Requirement (“BSCR”) model, which is a standardized statutory risk-based capital model used to measure the risk associated with Third Point Re BDA’s and Third Point Re USA’s assets, liabilities and premiums. Third Point Re BDA’s and Third Point Re USA’s required statutory capital and surplus under the BSCR model is referred to as the enhanced capital requirement (“ECR”). Third Point Re BDA and Third Point Re USA are required to calculate and submit the ECR to the Bermuda Monetary Authority (“BMA”), annually. Following receipt of the submission of Third Point Re BDA’s and Third Point Re USA’s ECR, the BMA has the authority to impose additional capital requirements (capital add-ons) if it deems necessary. If a company fails to maintain or meet its ECR, the BMA may take various degrees of regulatory action. In 2016, the BMA implemented the economic balance sheet (“EBS”) framework, which is now used as the basis to determine the Company’s ECR. Under this framework, assets and liabilities are mainly assessed and included on the EBS at fair value, with the insurer’s U.S. GAAP balance sheet serving as a starting point. The model also requires insurers to estimate insurance technical provisions, which consist of the insurer’s insurance related balances valued based on best-estimate cash flows, adjusted to reflect the time value of money using a risk-free discount rate, with the addition of a risk margin to reflect the uncertainty in the underlying cash flows. As of December 31, 2020 and 2019, Third Point Re BDA and Third Point Re USA met their ECR.
As of December 31, 2020 and 2019, the principal difference between statutory capital and surplus and shareholders’ equity presented in accordance with GAAP is that prepaid expenses is a non-admitted asset for statutory purposes.
Third Point Re BDA and Third Point Re USA are also required under their Class 4 licenses to maintain minimum liquidity ratios whereby the value of their relevant assets are not less than 75% of the amount of their relevant liabilities for general business. As of December 31, 2020 and 2019, Third Point Re BDA and Third Point Re USA met their minimum liquidity ratio requirements.
The following is a summary of estimated actual and required statutory capital and surplus, based on the EBS framework, of Third Point Re BDA and Third Point Re USA as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Actual statutory capital and surplus
Third Point Re BDA	$1,211,102	$1,298,596
Third Point Re USA	296,938	276,185
Required statutory capital and surplus
Third Point Re BDA	610,173	555,714
Third Point Re USA	$115,086	$112,601
The following is a summary of the statutory net income for Third Point Re BDA and Third Point Re USA for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Third Point Re BDA	$139,646	$214,227	$(272,339)
Third Point Re USA	$36,659	$9,016	$(29,491)
Dividend restrictions
Third Point Re BDA
Third Point Re BDA may declare dividends subject to it continuing to meet its solvency and capital requirements, which includes continuing to hold statutory capital and surplus equal to or exceeding its ECR. In addition, Third Point Re BDA is prohibited from declaring or paying in any fiscal year dividends of more than 25% of its prior year’s statutory capital and surplus unless Third Point Re BDA files with the BMA a signed affidavit by at least two members of the Board of Directors attesting that a dividend would not cause Third Point Re BDA to fail to meet its capital requirements. As of December 31, 2020, Third Point Re BDA could pay dividends in 2021 of approximately $316.7 million (December 31, 2019 - $314.5 million) without providing an affidavit to the BMA.
Third Point Re USA
Third Point Re USA may declare dividends subject to it continuing to meet its solvency and capital requirements, which includes continuing to hold statutory capital and surplus equal to or exceeding its ECR. Third Point Re USA is prohibited from declaring or paying in any fiscal year dividends of more than 25% of its prior year’s statutory capital and surplus, unless Third Point Re USA files with the BMA a signed affidavit by at least two members of the Board of Directors attesting that a dividend would not cause Third Point Re USA to fail to meet its capital requirements. Third Point Re USA is also restricted by the amount of shareholder’s equity that is available for the payment of dividends and must maintain a minimum shareholder’s equity of $250.0 million as per the Net Worth Maintenance Agreement. As of December 31, 2020, Third Point Re USA could pay dividends of approximately $47.4 million (December 31, 2019 - $21.6 million).